UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

811-22072
Investment Company Act file number

The Cushing MLP Total Return Fund
(Exact name of registrant as specified in charter)

8117 Preston Road, Suite 440
Dallas, TX 75225
(Address of principal executive offices) (Zip code)

The Cushing MLP Total Return Fund
8117 Preston Road, Suite 440
Dallas, TX 75225
(Name and address of agent for service)

Registrant's telephone number, including area code: 214-692-6634

Date of fiscal year end: November 30

Date of reporting period: June 30, 2012

Item 1. Proxy Voting Record.

Name of Fund:		Cushing MLP Total Return Fund
Period:		July 2011 through June 2012

Company Name	Meeting Date	CUSIP	Ticker
Atlas Energy LP	4/26/2012	04930A-104	ATLS

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	Directors	Issuer
For		1. Dennis A. Holtz
For		2. William G. Karis
For		3. Harvey G. Magarick

For
Abstain		Ratification of the selection of Grant Thornton LLP as the partnership's independent registered public accounting firm for the fiscal year 2012
For
For		Approval of the compensation of our executive officers including our compensation practices and principles and their implementation

1 Year
3 Years		Frequency of advisory votes on executive compensation.

Company Name	Meeting Date	CUSIP	Ticker
BreitBurn Energy Partners LP	6/21/2012	106776-107	BBEP

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	Directors	Issuer
For		1. John R. Butler
For		2. Gregory J. Moroney

For
For		Ratification of the appointment of PricewaterhouseCoopers LLP as the independent registered public accounting firm for the year ending December 31, 2012

Company Name	Meeting Date	CUSIP	Ticker
Buckeye Partners L.P.	6/5/2012	18230-101	BPL

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	Director	Issuer
For		1. Pieter Bakker
For		2. C.Scott Hobbs
For		3. Mark C. McKinley

For
For		The ratification of the selection of Deloitte & Touche LLP as Buckeye Partners, LP's independent registered public accountants for 2012

Company Name	Meeting Date	CUSIP	Ticker
Copano Energy, L.L.C.	5/17/2012	217202-100	CPNO

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	Directors	Issuer
For		1. James G. Crump
For		2. Ernie L. Danner
For		3. Scott A. Griffiths
For		4. Michael L. Johnson
For		5. Michael G. Macdougall
For		6. R. Bruce Northcutt
For		7. T. William Porter
For		8. William L. Thacker

For
For		Ratification of Deloitte & Touche LLP as our independent registered public accounting firm for 2012.

Company Name	Meeting Date	CUSIP	Ticker
El Paso Corp.	3/6/2012	28336L-109	EP

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For		Issuer
For
Agreement and Plan of Merger by El Paso Corporation (El Paso), Sirius Holdings Merger Corporation, Kinder Morgan, Inc., Sherpa Merger Sub, Inc. and Sherpa Acquisition, LLC (Merger Agreement) and Agreement and Plan of Merger by and among El Paso, Sirius Holdings Merger Corporation & Siruis Merger Corporation (First Merger Agreement)

For
For		To approve any adjournment of the special meeting, if necessary, to solicit additional proxies in favor of the proposal to adopt the merger agreement and the first merger agreement

For
For		To approve on an advisory (non-binding) basis the compensation that may be paid or become payable to El Paso's named executive officers that is based on or otherwise relates to proposed transactions.

Company Name	Meeting Date	CUSIP	Ticker
Kinder Morgan Management, LLC	5/9/2012	49456B-101	KMR

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	Directors	Issuer
For		1. Richard D. Kinder
For		2. C. Park Shaper
For		3. Steven J. Kean
For		4. Henry Cornell
For		5. Deborah A. MacDonald
For		6. Michael Miller
For		7. Michael C. Morgan
For		8. Kenneth A. Pontarelli
For		9. Fayez Sarofim
For		10. Joel V. Staff
For		11. John Stokes
For		12. R. Baran Tekkora
For		13. Glenn A. Yougkin

For
For		The ratification of the selection of PricewaterhouseCoopers, LLP as our independent registered public accounting firm for 2012.

For
For		The approval, on an advisory basis, of the compensation of our named executive officers.

3 Years
3 Years		The frequency with which we will hold an advisory vote on the compensation of our named executive officers.

Company Name	Meeting Date	CUSIP	Ticker
Legacy Reserves, LP	5/9/2012	524707-304	LGCY

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	Directors	Issuer
For		1. Cary D. Brown
For		2. Kyle A. McGraw
For		3. Dale A. Brown
For		4. G. Larry Lawrence
For		5. William D. Sullivan
For		6. William R. Granberry
For		7. Kyle D. Vann

For
For		Ratification of the appointment of BDO USA, LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2012

Company Name	Meeting Date	CUSIP	Ticker
Linn Energy, LLC	4/24/2012	536020-100	LINE

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	Directors	Issuer
For		1. George A. Alcorn
For		2. Mark E. Ellis
For		3. Terrence S. Jacobs
For		4. Michael C. Linn
For		5. Joseph P. McCoy
For		6. Jeffrey C. Swoveland

For
For		Ratification of appointment of KPMG LLP as independent public accountants for the fiscal year ending December 31, 2012.

Company Name	Meeting Date	CUSIP	Ticker
Magellan Midstream Partners, LP	4/24/2012	559080-106	MMP

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	Directors	Issuer
For		1. Robert G. Croyle
For		2. Barry R. Pearl

For
For		Advisory resolution to approve executive compensation

For
For		Ratification of appointment of independent auditor.

Company Name	Meeting Date	CUSIP	Ticker
Markwest Energy Partners, LP	6/1/2012	570759-100	MWE

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	Directors	Issuer
For		1. Frank M. Semple
For		2. Donald D. Wolf
For		3. Keith E. Bailey
For		4. Michael L. Beatty
For		5. Charles K. Dempster
For		6. Donald C. Heppermann
For		7. Randall J. Larson
For		8. Anne E. Fox Mounsey
For		9. William P. Nicoletti

For
For		To approve an amendment to the partnership's 2008 long-term incentive plan to increase the number of common units available for issurance under the plan from 2.5 million to 3.7 million.

For
For		Ratification of Deloitte & Touche LLP as the partnerships independent registered public accountants for the fiscal year ending December 31, 2012

Company Name	Meeting Date	CUSIP	Ticker
Navios Maritime Partners, LP	11/22/2011	Y62667-102	NMM

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	Director	Issuer
For		1. Serafeim Kriempardis

For
For		Proposal to ratify the appointment of Pricewaterhousecoopers as the company's independent public accountants for the fiscal year ending December 31, 2011.

Company Name	Meeting Date	CUSIP	Ticker
Oneok, Inc.	5/23/2012	682680-103	OKE

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	Directors	Issuer
For		1. James C. Day
For		2. Julie H. Edwards
For		3. William L. Ford
For		4. John W. Gibson
For		5. Bert H. Mackie
For		6. Steven J. Malcolm
For		7. Jim W. Mogg
For		8. Pattye L. Moore
For		9. Gary D. Parker
For		10. Eduardo A. Rodriguez
For		11. Gerald B. Smith
For		12. David J. Tippeconnic

For
For		Ratification of the selection of PricewaterhouseCoopers, LLP as the independent registered public accounting firm of Oneok, Inc. for the year ending December 31, 2012

For
For		A proposal to approve additional shares for issuance under the Oneok, Inc. employee stock award program.

For
For		A proposal to amend and restate the Oneok, Inc. employee stock purchase plan to increase the number of shares authorized for issuance under the plan.

For
For		A proposal to amend the Oneok, Inc. certificate of incorporation to increase the number of authorized shares of common stock.

For
For		Advisory vote to approve the company's executive compensation

Company Name	Meeting Date	CUSIP	Ticker
Regency Energy Partners LP	12/16/2011	75885Y-107	RGNC

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For		Issuer
For		Approval of the terms of the Regency Energy Partners LP 2011 Long-Term Incentive Plan, which provides for awards of options, all as more fully described in the proxy statement

Company Name	Meeting Date	CUSIP	Ticker
Targa Resources, LP	5/25/2012	87612G-101	TRGP

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	Directors	Issuer
For		1. In Seon Hwang
For		2. Joe Bob Perkins
For		3. Ershel C. Redd, Jr.

For
For		To ratify the selection of Pricewaterhousecoopers LLP as the company's independent registered public accountants for 2012

Company Name	Meeting Date	CUSIP	Ticker
Vanguard Natural Resources LLC	6/15/2012	92205F-106	VNR

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	Directors	Issuer
For		1. W. Richard Anderson
For		2. Loren Singletary
For		3. Bruce W. McCullough
For		4. John R. McGoldrick
For		5. Scott W. Smith

For
For		To ratify the appointment of BDO USA, LLP as our independent registered public accounting firm for 2012.

For
For		To approve the amendment to Vanguard Natural Resources, LLC Long-Term Incentive Plan.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Cushing MLP Total Return Fund

By (Signature and Title) /s/ Jerry V. Swank
Jerry V. Swank
Chief Executive Officer and President

Date August 24, 2012